                               VARIABLE ACCOUNT B
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[GRAPHIC OMITTED]

The investment results presented in this report are historical and are no indication of future performance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and
Policyholders of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2002 and 2001, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2003

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

ASSETS                                                       COST          SHARES/UNITS      MARKET VALUE
                                                         ------------      ------------      ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                 $ 17,936,925        17,936,925      $ 17,936,925
  Oppenheimer Bond Fund                                     6,934,976           612,488         6,927,149
  Oppenheimer Aggresssive Growth Fund                      22,237,173           335,690         9,812,213
  Oppenheimer Capital Appreciation Fund                    30,859,207           726,250        19,332,762
  Oppenheimer Multiple Strategies Fund                     39,019,074         2,491,114        32,783,057
  Oppenheimer High Income Fund                              8,393,997         1,141,730         8,574,393
                                                         ------------                        ------------
                                                          125,381,352                          95,366,499
                                                         ------------                        ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2005 Trust                                                1,913,683         2,502,004         2,438,153
  2006 Trust                                                  741,578           992,068           954,032
  2007 Trust                                                  163,478           235,906           217,659
  2008 Trust                                                  329,541           525,645           454,909
  2009 Trust                                                    1,252             2,052             1,690
  2010 Trust                                                  334,817           607,410           465,811
  2019 Trust                                                   57,885           160,768            69,230
                                                         ------------                        ------------
                                                            3,542,234                           4,601,484
                                                         ------------                        ------------
Total Invested Assets                                    $128,923,586                          99,967,983
                                                         ============

Dividends Receivable                                                                                5,317
Pending Trades                                                                                     52,493
                                                                                             ------------
  Total Assets                                                                                100,025,793
                                                                                             ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                         860,956
                                                                                             ------------
  Total Liabilities                                                                               860,956
                                                                                             ------------

  Net Assets                                                                                 $ 99,164,837
                                                                                             ============

NET ASSETS
For Variable Life Insurance Policies                                                         $ 99,045,044
Unamortized Allocated Policy Loading (Note 1)                                                     119,793
                                                                                             ------------
  Total Net Assets                                                                           $ 99,164,837
                                                                                             ============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

ASSETS                                                      COST           SHARES/UNITS      MARKET VALUE
                                                         ------------      ------------      ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                 $ 22,294,249        22,294,249      $ 22,294,249
  Oppenheimer Bond Fund                                     5,714,796           488,306         5,473,908
  Oppenheimer Aggresssive Growth Fund                      30,626,715           393,497        16,023,193
  Oppenheimer Capital Appreciation Fund                    35,641,127           843,720        30,863,280
  Oppenheimer Multiple Strategies Fund                     42,078,896         2,727,081        41,997,049
  Oppenheimer High Income Fund                              6,491,980           762,910         6,515,250
                                                         ------------                        ------------
                                                          142,847,763                         123,166,929
                                                         ------------                        ------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2005 Trust                                                1,902,215         2,511,247         2,249,726
  2006 Trust                                                1,002,673         1,349,029         1,167,423
  2007 Trust                                                  159,590           232,758           189,165
  2008 Trust                                                  341,250           543,851           406,899
  2009 Trust                                                    1,528             2,503             1,757
  2010 Trust                                                  346,643           628,360           408,126
  2019 Trust                                                   59,264           164,102            58,826
                                                         ------------                        ------------
                                                            3,813,163                           4,481,922
                                                         ------------                        ------------
Total Invested Assets                                    $146,660,926                         127,648,851
                                                         ============

Dividends Receivable                                                                                8,106
Pending Trades                                                                                      5,668
                                                                                             ------------
  Total Assets                                                                                127,662,625
                                                                                             ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                         935,494
                                                                                             ------------
  Total Liabilities                                                                               935,494
                                                                                             ------------

  Net Assets                                                                                 $126,727,131
                                                                                             ============

NET ASSETS
For Variable Life Insurance Policies                                                         $126,551,508
Unamortized Allocated Policy Loading (Note 1)                                                     175,623
                                                                                             ------------
  Total Net Assets                                                                           $126,727,131
                                                                                             ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                     AGGRESSIVE
                                                                   MONEY             BOND             GROWTH
                                                                    FUND             FUND              FUND
                                                  TOTAL           DIVISION          DIVISION          DIVISION
                                              -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                   $   3,185,258     $     303,950     $     391,942     $      88,213
Expenses:
  Risk Charges and Administrative Expenses         (707,515)         (137,447)          (37,243)          (78,221)
  Transaction Charges                               (15,363)               --                --                --
                                              -------------     -------------     -------------     -------------
    Net Investment Income                         2,462,380           166,503           354,699             9,992
                                              -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                    (8,499,211)               --           (73,550)       (6,456,528)
  Net Unrealized Gains (Losses)                  (9,943,528)               --           233,060         2,178,563
  Capital Gain Distributions                        556,351                --                --                --
                                              -------------     -------------     -------------     -------------
    Net Gains and (Losses)                      (17,886,388)               --           159,510        (4,277,965)
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                     (15,424,008)          166,503           514,209        (4,267,973)
                                              -------------     -------------     -------------     -------------

Transfers of Net Premiums                            10,021               349                --             1,309
Transfers of Policy Loading, Net                    (55,830)          (11,428)           (1,787)           (7,285)
Transfers Due to Deaths                          (2,724,790)         (672,638)         (121,809)          (45,350)
Transfers Due to Other Terminations              (5,692,635)       (1,712,383)         (167,175)         (251,593)
Transfers Due to Policy Loans                    (1,108,011)          177,578           (18,489)          (61,170)
Transfers of Cost of Insurance                   (2,256,924)         (393,386)         (142,338)         (224,463)
Transfers of Net Loan Cost                         (310,117)          (50,167)          (20,404)          (43,931)
Transfers Among Investment Divisions                     --        (1,724,944)        1,411,035        (1,310,523)
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions         (12,138,286)       (4,387,019)          939,033        (1,943,006)
                                              -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets         (27,562,294)       (4,220,516)        1,453,242        (6,210,979)
Net Assets - Beginning of Year                  126,727,131        21,411,204         5,473,907        16,023,192
                                              -------------     -------------     -------------     -------------
Net Assets - End of Year                      $  99,164,837     $  17,190,688     $   6,927,149     $   9,812,213
                                              =============     =============     =============     =============

                                                  CAPITAL           MULTIPLE            HIGH
                                                APPRECIATION       STRATEGIES          INCOME
                                                    FUND              FUND              FUND              2005
                                                  DIVISION          DIVISION          DIVISION          DIVISION
                                                -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                     $     148,870     $   1,340,431     $     911,852     $          --
Expenses:
  Risk Charges and Administrative Expenses           (150,144)         (229,382)          (46,069)          (14,873)
  Transaction Charges                                      --                --                --            (7,954)
                                                -------------     -------------     -------------     -------------
    Net Investment Income                              (1,274)        1,111,049           865,783           (22,827)
                                                -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                      (1,233,360)          169,902          (994,857)           20,434
  Net Unrealized Gains (Losses)                    (6,748,598)       (6,154,170)          157,126           176,959
  Capital Gain Distributions                               --           556,351                --                --
                                                -------------     -------------     -------------     -------------
    Net Gains and (Losses)                         (7,981,958)       (5,427,917)         (837,731)          197,393
                                                -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                        (7,983,232)       (4,316,868)           28,052           174,566
                                                -------------     -------------     -------------     -------------

Transfers of Net Premiums                                 985             7,378                --                --
Transfers of Policy Loading, Net                      (17,778)          (16,411)             (791)              (99)
Transfers Due to Deaths                              (744,214)       (1,104,680)          (35,750)             (349)
Transfers Due to Other Terminations                (1,067,707)       (2,131,457)         (320,430)          (57,428)
Transfers Due to Policy Loans                        (416,902)         (593,773)         (148,681)          (46,881)
Transfers of Cost of Insurance                       (505,654)         (715,440)         (176,268)          (42,095)
Transfers of Net Loan Cost                            (70,240)          (88,287)          (26,117)           (4,237)
Transfers Among Investment Divisions                 (708,883)         (233,068)        2,739,127           108,283
                                                -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions            (3,530,393)       (4,875,738)        2,031,090           (42,806)
                                                -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets           (11,513,625)       (9,192,606)        2,059,142           131,760
Net Assets - Beginning of Year                     30,846,387        41,975,663         6,515,251         2,249,545
                                                -------------     -------------     -------------     -------------
Net Assets - End of Year                        $  19,332,762     $  32,783,057     $   8,574,393     $   2,381,305
                                                =============     =============     =============     =============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                2006           2007           2008           2009           2010           2019
                                              DIVISION       DIVISION       DIVISION       DIVISION       DIVISION       DIVISION
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment Income:
  Dividends                                  $        --    $        --    $        --    $        --    $        --    $        --
Expenses:
  Risk Charges and Administrative Expenses        (6,927)        (1,334)        (2,531)           (11)        (2,930)          (403)
  Transaction Charges                             (3,575)          (691)        (1,454)            (7)        (1,470)          (212)
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net Investment Income                        (10,502)        (2,025)        (3,985)           (18)        (4,400)          (615)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                     60,326          1,440          3,103             68          2,818            993
  Net Unrealized Gains (Losses)                   47,704         24,606         59,720            208         69,511         11,783
  Capital Gain Distributions                          --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net Gains and (Losses)                       108,030         26,046         62,823            276         72,329         12,776
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                       97,528         24,021         58,838            258         67,929         12,161
                                             -----------    -----------    -----------    -----------    -----------    -----------

Transfers of Net Premiums                             --             --             --             --             --             --
Transfers of Policy Loading, Net                     (74)          (131)            (3)            --            (42)            (1)
Transfers Due to Deaths                               --             --             --             --             --             --
Transfers Due to Other Terminations                  489            (73)           (90)            --            (92)        15,304
Transfers Due to Policy Loans                         --             --             --             --            307             --
Transfers of Cost of Insurance                   (19,357)        (5,238)       (10,127)          (233)        (9,331)       (12,994)
Transfers of Net Loan Cost                          (659)          (165)          (624)           (92)        (1,114)        (4,080)
Transfers Among Investment Divisions            (291,247)        10,109             48             (1)            50             14
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions         (310,848)         4,502        (10,796)          (326)       (10,222)        (1,757)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Total Increase (Decrease) in Net Assets         (213,320)        28,523         48,042            (68)        57,707         10,404
Net Assets - Beginning of Year                 1,167,326        189,130        406,857          1,758        408,092         58,819
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Assets - End of Year                     $   954,006    $   217,653    $   454,899    $     1,690    $   465,799    $    69,223
                                             ===========    ===========    ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                     AGGRESSIVE
                                                                    MONEY              BOND            GROWTH
                                                                     FUND             FUND              FUND
                                                  TOTAL           DIVISION          DIVISION          DIVISION
                                              -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                   $   4,346,209     $     867,858     $     369,332     $     203,814
Expenses:
  Risk Charges and Administrative Expenses         (891,018)         (151,450)          (31,264)         (125,246)
  Transaction Charges                               (15,264)               --                --                --
                                              -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                  3,439,927           716,408           338,068            78,568
                                              -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                    (1,356,150)               --           (53,566)       (2,069,752)
  Net Unrealized Gains (Losses)                 (22,756,751)               --            35,694        (9,916,705)
  Capital Gain Distributions                      8,895,809                --                --         3,180,151
                                              -------------     -------------     -------------     -------------
    Net Gains and (Losses)                      (15,217,092)               --           (17,872)       (8,806,306)
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                     (11,777,165)          716,408           320,196        (8,727,738)
                                              -------------     -------------     -------------     -------------

Transfers of Net Premiums                            15,899               (56)              266             3,159
Transfers of Policy Loading, Net                   (107,931)          (48,618)           (1,505)          (15,365)
Transfers Due to Deaths                          (2,316,970)          (89,516)         (214,857)         (210,374)
Transfers Due to Other Terminations              (8,475,426)       (3,863,389)         (404,222)         (800,784)
Transfers Due to Policy Loans                    (1,263,792)           24,540            26,801           (54,139)
Transfers of Cost of Insurance                   (2,638,015)         (420,636)         (122,015)         (373,283)
Transfers of Net Loan Cost                         (323,925)          (58,882)          (18,940)          (43,150)
Transfers Among Investment Divisions                     --         3,488,602           762,970        (1,550,477)
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions         (15,110,160)         (967,955)           28,498        (3,044,413)
                                              -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets         (26,887,325)         (251,547)          348,694       (11,772,151)
Net Assets - Beginning of Year                  153,614,456        21,662,751         5,125,213        27,795,343
                                              -------------     -------------     -------------     -------------
Net Assets - End of Year                      $ 126,727,131     $  21,411,204     $   5,473,907     $  16,023,192
                                              =============     =============     =============     =============

                                                 CAPITAL          MULTIPLE            HIGH
                                              APPRECIATION       STRATEGIES          INCOME
                                                  FUND              FUND              FUND              2005
                                                DIVISION          DIVISION          DIVISION          DIVISION
                                              -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                   $     229,705     $   1,698,504     $     976,996     $         --
Expenses:
  Risk Charges and Administrative Expenses         (221,721)         (280,072)          (52,601)          (14,143)
  Transaction Charges                                    --                --                --            (7,596)
                                              -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                      7,984         1,418,432           924,395           (21,739)
                                              -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                     1,128,067           600,287        (1,016,997)           13,559
  Net Unrealized Gains (Losses)                  (9,958,052)       (3,658,386)          446,606           178,955
  Capital Gain Distributions                      3,447,001         2,268,657                --                --
                                              -------------     -------------     -------------     -------------
    Net Gains and (Losses)                       (5,382,984)         (789,442)         (570,391)          192,514
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                      (5,375,000)          628,990           354,004           170,775
                                              -------------     -------------     -------------     -------------

Transfers of Net Premiums                             3,128             8,069             1,333                --
Transfers of Policy Loading, Net                    (21,709)          (19,610)             (713)             (118)
Transfers Due to Deaths                            (759,713)         (595,371)         (232,730)          (11,185)
Transfers Due to Other Terminations              (1,643,665)       (1,586,931)         (151,191)          (23,850)
Transfers Due to Policy Loans                      (540,941)         (364,361)         (317,384)          (26,000)
Transfers of Cost of Insurance                     (660,014)         (791,105)         (174,808)          (36,713)
Transfers of Net Loan Cost                          (85,726)          (89,863)          (17,772)           (3,463)
Transfers Among Investment Divisions               (373,352)          494,179        (2,725,312)           (1,125)
                                              -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions          (4,081,992)       (2,944,993)       (3,618,577)         (102,454)
                                              -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets          (9,456,992)       (2,316,003)       (3,264,573)           68,321
Net Assets - Beginning of Year                   40,303,379        44,291,666     $   9,779,824         2,181,224
                                              -------------     -------------     -------------     -------------
Net Assets - End of Year                      $  30,846,387     $  41,975,663     $   6,515,251     $   2,249,545
                                              =============     =============     =============     =============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                2006           2007           2008           2009           2010           2019
                                              DIVISION       DIVISION       DIVISION       DIVISION        DIVISION      DIVISION
                                             -----------    -----------    -----------    -----------    -----------    -----------
Investment Income:
  Dividends                                  $        --    $        --    $        --    $        --    $        --    $        --
Expenses:
  Risk Charges and Administrative Expenses        (7,512)        (1,236)        (2,403)           (11)        (2,849)          (510)
  Transaction Charges                             (3,939)          (639)        (1,381)            (7)        (1,429)          (273)
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net Investment Income (Loss)                 (11,451)        (1,875)        (3,784)           (18)        (4,278)          (783)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                     20,892            766          1,623             33          4,419         14,519
  Net Unrealized Gains (Losses)                   75,469         13,485         26,032             80         15,301        (15,230)
  Capital Gain Distributions                          --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    Net Gains and (Losses)                        96,361         14,251         27,655            113         19,720           (711)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                       84,910         12,376         23,871             95         15,442         (1,494)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Transfers of Net Premiums                             --             --             --             --             --             --
Transfers of Policy Loading, Net                     (95)          (150)            (5)            --            (40)            (3)
Transfers Due to Deaths                         (198,392)            --             --             --         (4,832)            --
Transfers Due to Other Terminations               (1,916)             2              4              1             13            502
Transfers Due to Policy Loans                      5,923             --             --             --        (18,231)            --
Transfers of Cost of Insurance                   (24,568)        (4,579)        (9,833)          (190)        (8,718)       (11,553)
Transfers of Net Loan Cost                          (704)          (127)          (471)           (76)        (1,044)        (3,707)
Transfers Among Investment Divisions              81,938            (69)          (148)            (1)          (299)      (176,906)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions         (137,814)        (4,923)       (10,453)          (266)       (33,151)      (191,667)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Total Increase (Decrease) in Net Assets          (52,904)         7,453         13,418           (171)       (17,709)      (193,161)
Net Assets - Beginning of Year                 1,220,230        181,677        393,439          1,929        425,801        251,980
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net Assets - End of Year                     $ 1,167,326    $   189,130    $   406,857    $     1,758    $   408,092    $    58,819
                                             ===========    ===========    ===========    ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of thirteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. Seven divisions each invest solely in the units of the seven corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and
(4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyowner in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyowner's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to amounts in the 2001 Statement of Operations and Changes in Net Assets to conform with current year presentation.

      INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trusts are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under exisiting federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account for the year ended December 31, 2002 are shown below:

                                               PURCHASES        SALES
                                              -----------   -----------
      Oppenheimer Money Fund                  $16,924,029   $21,281,354
      Oppenheimer Bond Fund                     2,091,709       797,887
      Oppenheimer Aggressive Growth Fund        1,583,062     3,516,076
      Oppenheimer Capital Appreciation Fund     1,832,009     5,380,569
      Oppenheimer Multiple Strategies Fund      2,172,042     5,401,766
      Oppenheimer High Income Fund             14,813,421    11,916,547
      2005 Trust                                  106,451       115,417
      2006 Trust                                   13,348       334,787
      2007 Trust                                    9,997         7,549
      2008 Trust                                      286        15,098
      2009 Trust                                       --           344
      2010 Trust                                      180        14,824
      2019 Trust                                   15,319        17,690
                                              -----------   -----------
      Totals                                  $39,561,853   $48,799,908
                                              -----------   -----------

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyowners' investment base.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 5-TRANSFERS DUE TO POLICY LOANS AND NET LOAN COST

Amounts are transferred from the separate account to the general account as collateral for policyowner loans, net of repayments. On each policyowner anniversary, the investment base is reduced by the net loan cost. The net loan cost represents the difference between interest charged and earnings on amounts held as collateral in the general account.

NOTE 6-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc. on the sale of units of the Merrill Trust to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyowners' investment base.

NOTE 7-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002, are shown below:

                                                                   NET INCREASE
                                            ISSUED     REDEEMED     (DECREASE)
                                           ---------   ---------   ----------
      Money Fund Division                    857,545   1,053,808     (196,263)
      Bond Fund Division                     106,598      81,210       25,388
      Aggressive Growth Fund Division         62,258     103,162      (40,904)
      Capital Appreciation Fund Division      60,005     110,405      (50,400)
      Multiple Strategies Fund  Division      59,183     185,360     (126,177)
      High Income Fund Division              374,422     315,055       59,367
      2005 Division                            1,703       2,233         (530)
      2006 Division                            8,670      17,004       (8,334)
      2007 Division                              540         417          123
      2008 Division                               22         267         (245)
      2009 Division                               --           9           (9)
      2010 Division                               14         300         (286)
      2019 Division                            1,362       1,420          (58)

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2002 and 2001, consist of the following:

                                                              AT DECEMBER 31,
                                        ------------------------------------------------------------
                                                        SEPARATE
                                                        ACCOUNT         POLICYOWNER       INVESTMENT
                                                         INDEX           INVESTMENT         INCOME
       2002                             UNITS      LOWEST TO HIGHEST       BASE             RATIO*
       ----                             -----      -----------------    -----------        ---------
Money Fund Division                    766,748   $22.80   to   $23.85   $17,772,271          1.57%
Bond Fund Division                     177,169    38.15   to    39.91     6,927,187          6.40%
Aggressive Growth Fund Division        237,726    40.53   to    42.25     9,811,493          0.73%
Capital Appreciation Fund Division     312,893    60.48   to    63.27    19,332,333          0.64%
Multiple Strategies Fund  Division     896,588    35.88   to    37.36    32,783,334          3.73%
High Income Fund Division              220,973    38.21   to    39.86     8,574,035         12.29%
2005 Division                           30,628    76.14   to    79.66     2,380,888            --
2006 Division                           24,393    38.63   to    40.31       955,858            --
2007 Division                            5,378    39.87   to    41.50       217,674            --
2008 Division                            9,812    45.25   to    46.97       454,559            --
2009 Division                               40    38.64   to    40.02         1,594            --
2010 Division                           11,908    38.67   to    39.95       464,894            --
2019 Division                            4,828    13.24   to    13.36        64,124            --

       2001
Money Fund Division                    963,011   $22.64   to   $23.63   $22,095,176         17.09%
Bond Fund Division                     151,781    35.26   to    36.79     5,473,642          1.95%
Aggressive Growth Fund Division        278,630    56.55   to    58.81    16,022,530          0.60%
Capital Appreciation Fund Division     363,293    83.32   to    86.94    30,863,141          0.52%
Multiple Strategies Fund  Division   1,022,765    40.35   to    41.91    41,997,806         21.47%
High Income Fund Division              161,606    39.44   to    41.05     6,515,015         43.88%
2005 Division                           31,158    70.77   to    73.85     2,249,076            --
2006 Division                           32,727    35.15   to    36.58     1,168,467            --
2007 Division                            5,255    35.50   to    36.86       189,146            --
2008 Division                           10,057    39.55   to    40.95       406,587            --
2009 Division                               49    33.30   to    34.40         1,674            --
2010 Division                           12,194    33.12   to    34.12       407,332            --
2019 Division                            4,886    11.14   to    11.22        54,608            --

                                              FOR THE YEAR ENDED DECEMBER 31,
                                              -------------------------------
                                          EXPENSES AS A
                                          % OF  AVERAGE
                                           INVESTMENT                   TOTAL
                                              BASE**                   RETURN***
       2002                             LOWEST TO HIGHEST          LOWEST TO HIGHEST
       ----                             -----------------      -------------------------
Money Fund Division                     .50%   to      .75%      0.71%     to     0.93%
Bond Fund Division                      .50%   to      .75%      8.20%     to     8.48%
Aggressive Growth Fund Division         .50%   to      .75%    (28.33%)    to   (28.16%)
Capital Appreciation Fund Division      .50%   to      .75%    (27.41%)    to   (27.23%)
Multiple Strategies Fund  Division      .50%   to      .75%    (11.08%)    to   (10.86%)
High Income Fund Division               .50%   to      .75%     (3.12%)    to    (2.90%)
2005 Division                           .84%   to     1.09%      7.59%     to     7.87%
2006 Division                           .84%   to     1.09%      9.90%     to    10.20%
2007 Division                           .84%   to     1.09%     12.31%     to    12.59%
2008 Division                           .84%   to     1.09%     14.41%     to    14.70%
2009 Division                           .84%   to     1.09%     16.04%     to    16.34%
2010 Division                           .84%   to     1.09%     16.76%     to    17.09%
2019 Division                           .84%   to     1.09%     18.85%     to    19.07%

       2001
Money Fund Division                     .50%   to      .75%      3.08%     to     3.34%
Bond Fund Division                      .50%   to      .75%      6.97%     to     7.25%
Aggressive Growth Fund Division         .50%   to      .75%    (31.79%)    to   (31.61%)
Capital Appreciation Fund Division      .50%   to      .75%    (13.24%)    to   (13.01%)
Multiple Strategies Fund  Division      .50%   to      .75%      1.45%     to     1.71%
High Income Fund Division               .50%   to      .75%      1.20%     to     1.46%
2005 Division                           .84%   to     1.09%      7.89%     to     8.16%
2006 Division                           .84%   to     1.09%      7.58%     to     7.86%
2007 Division                           .84%   to     1.09%      6.79%     to     7.06%
2008 Division                           .84%   to     1.09%      5.95%     to     6.22%
2009 Division                           .84%   to     1.09%      4.93%     to     5.20%
2010 Division                           .84%   to     1.09%      3.60%     to     3.86%
2019 Division                           .84%   to     1.09%     (1.59%)    to    (1.34%)

*These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest.

**These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner's accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

NOTE 10-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Merrill Trust, that the Account satisfies the current requirements of the regulations.

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




51260  2/03